Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Loans, including fees	$ 377,579,000	$ 413,611,000	$ 375,173,000
Investment securities:
Taxable	46,095,000	72,485,000	81,484,000
Tax-exempt	2,434,000	4,885,000	8,141,000
Other interest income	900,000	1,420,000	1,024,000
Total interest income	427,008,000	492,401,000	465,822,000
Interest expense:
Savings deposits	6,358,000	16,379,000	12,764,000
Time deposits	19,230,000	20,970,000	13,096,000
Securities sold under repurchase agreements	926,000	2,432,000	2,415,000
Other borrowings	8,773,000	12,413,000	17,404,000
Junior subordinated deferrable interest debentures	3,832,000	6,435,000	6,989,000
Total interest expense	39,119,000	58,629,000	52,668,000
Net interest income	387,889,000	433,772,000	413,154,000
Provision for credit losses	45,379,000	18,843,000	6,112,000
Net interest income after provision for credit losses	342,510,000	414,929,000	407,042,000
Other service charges, commissions and fees
Investment securities transactions, net	(5,000)	(12,000)	(141,000)
Other investments, net	4,920,000	5,985,000	19,897,000
Other income	26,873,000	17,523,000	18,367,000
Total non-interest income	150,579,000	154,826,000	165,042,000
Non-interest expense:
Employee compensation and benefits	130,039,000	145,929,000	138,532,000
Occupancy	24,909,000	28,635,000	29,097,000
Depreciation of bank premises and equipment	28,318,000	28,270,000	25,873,000
Professional fees	12,546,000	17,661,000	12,601,000
Deposit insurance assessments	1,870,000	1,416,000	3,742,000
Net expense, other real estate owned	9,808,000	6,377,000	4,413,000
Amortization of identified intangible assets	0	0	0
Advertising	4,284,000	7,748,000	7,695,000
Software and software maintenance	19,238,000	19,850,000	17,516,000
Other	50,319,000	53,915,000	60,032,000
Total non-interest expense	281,331,000	309,801,000	299,501,000
Income before income taxes	211,758,000	259,954,000	272,583,000
Provision for income taxes	44,439,000	54,850,000	56,652,000
Net income	$ 167,319,000	$ 205,104,000	$ 215,931,000
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	63,725,819	65,476,606	66,106,580
Net income (in dollars per share)	$ 2.63	$ 3.13	$ 3.27
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	63,853,135	65,685,684	66,633,820
Net income (in dollars per share)	$ 2.62	$ 3.12	$ 3.24
Services charges on deposit accounts
Non-interest income:
Service charges on deposit accounts	$ 61,983,000	$ 72,502,000	$ 72,433,000
Other service charges, commissions and fees, Banking
Other service charges, commissions and fees
Banking	48,986,000	50,996,000	46,685,000
Other service charges, commissions and fees, Non-banking
Other service charges, commissions and fees
Non-banking	$ 7,822,000	$ 7,832,000	$ 7,801,000